Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Total	Capital [Member]	Additional Paid in Capital [Member]	Share-based Payment Reserve [Member]	Other Comprehensive Income [Member]	Treasury Shares [Member]	Accumulated Losses [Member]	Total Attributable to Shareholders [Member]	Non-controlling Interest [Member]
Balance, beginning of period at Dec. 31, 2014	R$ (135,496)	R$ 108,104	R$ 743,269	R$ 0	R$ (736)	R$ 0	R$ (988,803)	R$ (138,166)	R$ 2,670
Profit (loss) for the year	(214,968)	0	0	0	0	0	(214,952)	(214,952)	(16)
Currency translation adjustment	2,262	0	0	0	2,262	0	0	2,262	0
Options granted	9,151	0	0	9,151	0	0	0	9,151	0
Transaction with shareholders' Estre O&G	(8,763)	0	(8,763)	0	0	0	0	(8,763)	0
Treasury shares	(37,403)	0	0	0	0	(37,403)	0	(37,403)	0
Non-controlling interest	4,088	0	0	0	0	0	0	0	4,088
Balance, end of period at Dec. 31, 2015	(381,129)	108,104	734,506	9,151	1,526	(37,403)	(1,203,755)	(387,870)	6,741
Profit (loss) for the year	(360,945)	0	0	0	0	0	(360,789)	(360,789)	(156)
Currency translation adjustment	145	0	0	0	145	0	0	145	0
Options exercised through cash payments	(24,055)	0	0	(24,055)	0	0	0	(24,055)	0
Options granted	28,937	0	0	28,937	0	0	0	28,937	0
Non-controlling interest	(9)	0	0	0	0	0	0	0	(9)
Balance, end of period at Dec. 31, 2016	(737,056)	108,104	734,506	14,033	1,671	(37,403)	(1,564,544)	(743,633)	6,577
Profit (loss) for the year	52,265	0	0	0	0	0	43,793	43,793	8,472
Currency translation adjustment	97	0	0	0	97	0	0	97	0
Options exercised through cash payments	(14,033)	0	0	(14,033)	0	0	0	(14,033)	0
Options granted	3,578	0	0	3,578	0	0	0	3,578	0
Capital contribution	387,342	17	387,325	0	0	0	0	387,342	0
Recapitalization transaction	(148,097)	(108,104)	(57,214)	0	0	37,403	0	(127,915)	(20,182)
Balance, end of period at Dec. 31, 2017	R$ (455,904)	R$ 17	R$ 1,064,617	R$ 3,578	R$ 1,768	R$ 0	R$ (1,520,751)	R$ (450,771)	R$ (5,133)